Other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Income [Abstract]
Schedule of other operating income
	2025	2024	2023
	US $ in millions

Capital gains, net	37.6	43.9	10.9
Sundry	5.8	2.7	3.5
	43.4	46.6	14.4